UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-21444
                                                     ---------

                          MURPHYMORRIS INVESTMENT TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------


                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                              MurphyMorris ETF Fund

________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust



                               Semi-Annual Report
                                   (Unaudited)



                     FOR THE PERIOD ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                        MurphyMorris Money Management Co.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622



                              MurphyMorris ETF Fund
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                                 1-800-715-3611



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                                  P.O. Box 4365
                              Rocky Mount, NC 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, foreign securities risk, tracking risks, ETF net asset value and market price risk, portfolio turnover risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com by calling Shareholder Services at 1-800-715-3611. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[PIE CHART HERE]

         Asset Allocation as of November 30, 2004 (% of net assets)

Exchange Traded Funds - 91.23%
Investment Company - 8.08%
Private Investment Company - 0.70%


                                                        MurphyMorris ETF Fund

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 91.23%

           Industrial Select Sector SPDR Fund ....................................                 38,800              $  1,182,236
           iShares Russell 2000 Value Index Fund .................................                 12,800                 2,436,480
           iShares Russell Midcap Growth Index Fund ..............................                 28,900                 2,334,253
           iShares Russell Midcap Index Fund .....................................                 31,000                 2,365,300
           iShares S&P SmallCap 600 Index Fund ...................................                 15,000                 2,402,250
           iShares S&P SmallCap 600/BARRA Growth Index Fund ......................                 13,400                 1,406,598
           Nasdaq-100 Index Tracking Stock .......................................                 94,300                 3,691,845
           SPDR Trust Series 1 ...................................................                 29,400                 3,465,966
           Technology Select Sector SPDR Fund ....................................                 77,400                 1,623,852
                                                                                                                       ------------

      Total Exchange Traded Funds (Cost $19,795,443) ....................................................                20,908,780
                                                                                                                       ------------

INVESTMENT COMPANY - 8.08%

           Merrimac Cash Series Nottingham Shares ................................              1,852,478                 1,852,478
           (Cost $1,852,478)

PRIVATE INVESTMENT COMPANY - 0.70%

      (b)  Pamlico Enhanced Cash Trust (note 1) ..................................                159,161                   159,161
           (Cost $159,161)

Total Value of Investments (Cost $21,807,082 (c)) ................................                 100.01 %            $ 22,920,419
Liabilities in Excess of Other Assets ............................................                  (0.01)%                  (2,411)
                                                                                             ------------              ------------
      Net Assets .................................................................                 100.00 %            $ 22,918,008
                                                                                             ============              ============


      (a)  Non-income producing investment.

      (b)  Restricted security.

      (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation ......................................................                $1,113,337
           Aggregate gross unrealized depreciation ......................................................                         0
                                                                                                                       ------------

                     Net unrealized appreciation ........................................................                $1,113,337
                                                                                                                       ============


See accompanying notes to financial statements



                                                        MurphyMorris ETF Fund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 2004
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $21,807,082) .........................................................               $ 22,920,419
      Income receivable ................................................................................                     18,449
      Other asset ......................................................................................                     10,597
                                                                                                                       ------------

           Total assets ................................................................................                 22,949,465
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     21,365
      Other liability ..................................................................................                     10,092
                                                                                                                       ------------

           Total liabilities ...........................................................................                     31,457
                                                                                                                       ------------

NET ASSETS
      (applicable to 2,362,694 shares outstanding; unlimited
       shares of $0.001 par value beneficial interest authorized) ......................................               $ 22,918,008
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($22,918,008 / 2,362,694 shares) .................................................................               $       9.70
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 24,384,995
      Accumulated net investment loss ..................................................................                    (83,101)
      Accumulated net realized loss on investments .....................................................                 (2,497,223)
      Net unrealized appreciation on investments .......................................................                  1,113,337
                                                                                                                       ------------
                                                                                                                       $ 22,918,008
                                                                                                                       ============



                                                        MurphyMorris ETF Fund

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2004
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    220,238
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   167,525
           Fund administration fees (note 2) ............................................................                    23,454
           Distribution and service fees (note 3) .......................................................                    33,505
           Custody fees (note 2) ........................................................................                     3,996
           Registration and filing administration fees (note 2) .........................................                     3,874
           Fund accounting fees (note 2) ................................................................                    14,840
           Audit and tax preparation fees ...............................................................                     9,025
           Legal fees ...................................................................................                     8,513
           Securities pricing fees ......................................................................                       181
           Shareholder recordkeeping fees (note 2) ......................................................                    10,500
           Shareholder servicing expenses ...............................................................                     1,654
           Registration and filing expenses .............................................................                    18,350
           Printing expenses ............................................................................                       902
           Trustee fees and meeting expenses ............................................................                     2,507
           Other operating expenses .....................................................................                     4,513
                                                                                                                       ------------

               Total expenses ...........................................................................                   303,339
                                                                                                                       ------------

                    Net investment loss .................................................................                   (83,101)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (749,758)
      Change in unrealized appreciation on investments ..................................................                 1,091,380
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                   341,622
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $    258,521
                                                                                                                       ============


See accompanying notes to financial statements


                                                        MurphyMorris ETF Fund

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended             Period ended
                                                                                              November 30,                 May 31,
                                                                                                 2004 (a)                 2004 (b)
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...........................................................     $    (83,101)             $   (156,001)
         Net realized loss from investment transactions ................................         (749,758)               (1,747,465)
         Change in unrealized appreciation on investments ..............................        1,091,380                    21,957
                                                                                             ------------              ------------

              Net increase (decrease) in net assets resulting from operations ..........          258,521                (1,881,509)
                                                                                             ------------              ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
              transactions (c)..........................................................      (10,536,371)               35,077,367
                                                                                             ------------              ------------


                     Total (decrease) increase in net assets ...........................      (10,277,850)               33,195,858

NET ASSETS

     Beginning of period ...............................................................       33,195,858                         0
                                                                                             ------------              ------------

     End of period .....................................................................     $ 22,918,008              $ 33,195,858
                                                                                             ============              ============



(a) Unaudited.

(b) For the period from January 27, 2004 (Date of Initial Public Investment) through May 31, 2004.

(c) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended                               Period ended
                                                           November 30, 2004 (a)                         May 31, 2004 (b)

                                                       Shares                 Value                 Shares                Value
------------------------------------------------------------------------------------------------------------------------------------


Shares sold ................................            278,361            $  2,634,687             4,640,703          $ 46,398,685

Shares redeemed ............................         (1,400,967)            (13,171,058)           (1,155,403)          (11,321,318)
                                                   ------------            ------------          ------------          ------------

     Net (decrease) increase ...............         (1,122,606)           $(10,536,371)            3,485,300          $ 35,077,367
                                                   ============            ============          ============          ============


See accompanying notes to financial statements


                                                        MurphyMorris ETF Fund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended          Period ended
                                                                                              November 30,             May 31,
                                                                                                 2004 (a)             2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................                            $       9.52          $      10.00

      Income (loss) from investment operations
           Net investment loss ..................................                                   (0.04)                (0.04)
           Net realized and unrealized gain (loss) on investments                                    0.22                 (0.44)
                                                                                             ------------          ------------

               Total from investment operations .................                                    0.18                 (0.48)
                                                                                             ------------          ------------

Net asset value, end of period ..................................                            $       9.70          $       9.52
                                                                                             ============          ============

Total return ....................................................                                    1.89 %               (4.80)%
                                                                                             ============          ============

Ratios/supplemental data
      Net assets, end of period .................................                            $ 22,918,008          $ 33,195,858
                                                                                             ============          ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........                                    2.25 %(c)             2.44 %(c)
           After expense reimbursements and waived fees .........                                    2.25 %(c)             2.44 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........                                   (0.62)%(c)            (1.19)%(c)
           After expense reimbursements and waived fees .........                                   (0.62)%(c)            (1.19)%(c)

      Portfolio turnover rate ...................................                                  328.15 %              396.55 %

(a) Unaudited.

(b) For the period from January 27, 2004 (Date of Initial Public Investment) through May 31, 2004.

(c) Annualized.




See accompanying notes to financial statements


                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The MurphyMorris ETF Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the MurphyMorris Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 2004 (Date of Initial Public Investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees"). A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $1,747,465, which expires in the year 2012. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, MurphyMorris Money Management Co., (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.



                                                                     (Continued)

                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of shares in the Fund or support servicing of those shareholder accounts. The Fund incurred $33,505 in distribution and service fees under the Plan for the fiscal period ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                                     (Continued)


                              MurphyMorris ETF Fund

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Beginning                  Ending
                                                  Total          Account Value             Account Value            Expenses Paid
                                                 Return          June 1, 2004            November 30, 2004         During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual return of                                  1.89%           $ 1,000.00              $ 1,018.9000.00            $ 11.39
Hypothetical return before expenses of            5.00%           $ 1,000.00              $ 1,013.7900.00            $ 11.36


    *Expenses are equal to the Fund's annualized expense ratio of 2.25% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $65,295,263 and $49,739,854, respectively, for the fiscal period ended November 30, 2004.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure  Policy and the Advisor's
     Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's
     Statement of Additional Information and is available, without charge, upon request, by calling 1-800-715-3611. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent
     12-month  period ended June 30 within 60 days after the end of such period.
     Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-715-3611; and (ii) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third  quarters of each  fiscal year on Form N-Q.  The Fund's
     Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public  Reference  Room in  Washington,
     D.C. You may also obtain copies after paying a  duplicating  fee by writing the SEC's Public  Reference  Section,  Washington,  D.C.  20549-0102  or by
     electronic request to  publicinfo@sec.gov.  Information on the operation of
     the  Public   Reference  Room  may  be  obtained  by  calling  the  SEC  at
     202-942-8090.


________________________________________________________________________________


                              MurphyMorris ETF Fund

________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS

      None.


Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1)Not applicable.

(a)(2)Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)Not applicable.

(b)   Certifications required by Item 12.(b) of Form N-CSR are filed herewith as
      Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MURPHYMORRIS INVESTMENT TRUST


By: (Signature and Title)        /s/ Gregory L. Morris
                                 --------------------------------
                                 Gregory L. Morris
                                 Trustee, President, Treasurer,
                                 Principal Executive Officer, and
                                 Principal Financial Officer
                                 MurphyMorris Investment Trust

Date: January 31, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Gregory L. Morris
                                 --------------------------------
                                 Gregory L. Morris
                                 Trustee, President, Treasurer,
                                 Principal Executive Officer, and
                                 Principal Financial Officer
                                 MurphyMorris Investment Trust

Date: January 31, 2005